Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2024	Dec. 31, 2023		Dec. 31, 2022
Common stock subject to possible redemption	188,645	1,922,750		11,500,000
Redemption price per share (in Dollars per share)	$ 11.59	$ 10.72		$ 10.32
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000		1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Class A Common Stock
Common stock subject to possible redemption	5,216,290	5,489,624		12,191,875
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000		100,000,000
Common stock, shares issued	5,027,645	3,566,874	[1]	691,875
Common stock, shares outstanding	5,027,645	3,566,874	[1]	691,875
Class B Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares authorized	10,000,000	10,000,000		10,000,000
Common stock, shares issued	1	1		2,875,000
Common stock, shares outstanding	1	1		2,875,000

[1]	2,874,999 converted Class B shares are not subject to possible redemption